Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about hedges [abstract]
Disclosure of Fair Value Measurement of Derivative Assets and Liabilities
The fair values of the derivatives as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31,
	2022	2023

Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	69,625	163,777
Non-current assets
- Other financial assets	333,683	404,593

Total	403,309	568,371

Foreign exchange forward and option contracts
Current assets
- Other financial assets	15,865	41,969
Non-current assets
- Other financial assets	—	—

Total	15,865	41,969

Total derivative assets	419,173	610,340

	Yen in millions
	March 31,
	2022	2023

Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(87,926)	(47,044)
Non-current liabilities
- Other financial liabilities	(326,177)	(383,184)

Total	(414,102)	(430,228)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(83,096)	(26,029)
Non-current liabilities
- Other financial liabilities	—	—

Total	(83,096)	(26,029)

Total derivative liabilities	(497,198)	(456,257)

Disclosure of Derivatives Notional Amount
The amount of underlying notional of derivatives as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31,
	2022	2023

Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	21,510,803	25,999,796
Foreign exchange forward and option contracts	2,976,488	3,176,566

Total	24,487,291	29,176,362